CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash	$ 1,828,062	$ 709,647
Receivables	75,937	38,360
Prepaid expenses	459,571	105,372
Assets, Current	2,363,570	853,379
Non-current assets
Exploration and evaluation assets	8,414,909	6,873,183
Deposits	13,921	75,889
Assets, Noncurrent	8,428,830	6,949,072
Total assets	10,792,400	7,802,451
Current liabilities
Accounts payable and accrued liabilities	566,696	498,199
Due to related parties	603,869	608,679
Flow-through share premium liability	259,245	107,997
Liabilities, Current	1,429,810	1,214,875
Shareholders' equity
Common Stock, Value	30,012,153	26,930,571
Reserves	4,278,290	4,131,153
Accumulated other comprehensive loss	(86,160)	(38,074)
Deficit	(24,841,693)	(24,436,074)
Equity, Attributable to Parent	9,362,590	6,587,576
Total shareholders' equity and liabilities	$ 10,792,400	$ 7,802,451